Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Financial Information
Other Financial Information

	Millions of Dollars
	2015*	2014*	2013
Interest and Debt Expense
Incurred
Debt	$64.4	12.2	0.3
Other	1.1	—	—
	65.5	12.2	0.3
Capitalized	(31.6)	(6.9)	—
Expensed	$33.9	5.3	0.3

Other Income
Interest Income	$0.2	0.1	0.2
Co-venturer contractual make-whole payments	5.2	—	—
Total other income	$5.4	0.1	0.2
* Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.